ORGANIZATION AND NATURE OF OPERATIONS - Activities of TRX (Details)	Oct. 31, 2021
TRX HK
Organization And Nature of Operations [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
TRX BJ
Organization And Nature of Operations [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
NDB Technology
Organization And Nature of Operations [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
TYDW Technology
Organization And Nature of Operations [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
HH Consulting
Organization And Nature of Operations [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Hengbang Insurance
Organization And Nature of Operations [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	99.80%
AKS Consulting
Organization And Nature of Operations [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%